CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (8,575)	$ (12,870)	$ (73,845)	$ (54,344)
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(298)	8	(521)	(37)
Other comprehensive income (loss), net of tax	(298)	8	(521)	(37)
Comprehensive loss attributable to stockholders	$ (8,873)	$ (12,862)	$ (74,366)	$ (54,381)